Financial Liabilities at Amortized Cost - Schedule of Profit or Loss in Relation to Financial Liabilities at Amortized Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Finance costs	$ 28,889	$ 28,041	$ 27,543